Equity (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Summary of Class A-1, A-2 and B units issued and outstanding

The following tables set forth the Class A-1, A-2 and B units issued and outstanding (in thousands):

	December 31, 2013
	Units Authorized	Units Issued
Units
A-1	3,896	3,896
A-2	5,427	4,930
B	104	104
Total Units	9,427	8,930

	December 31, 2012
	Units Authorized	Units Issued
Units
A-1	1,450	1,363
B	50	37
Total Units	1,500	1,400

Summary of Incentive Unit awards

A summary of the Incentive Unit awards as of December 31, 2013 and 2012, along with the changes during the years then ended, is as follows:

	C-1 Units	Weighted Average Grant Date Fair Value per unit
Nonvested at December 31, 2011	950	$—
Granted	60	629
Vested	(216)	—
Nonvested at December 31, 2012	794	48
Granted	40	1,033
Vested	(224)	1,022
Forfeited	(50)	—
Nonvested at December 31, 2013	560	$131

	C-2 Units	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2012	—	$—
Granted	182	2,501
Nonvested at December 31, 2013	182	$2,501